Parenthetical Information Liquidity Risk Management (Detail: Text Values) € in Billions	12 Months Ended
Dec. 31, 2017 EUR (€)
U.S. dollar [Member]
Liquidity Risk Management [Line Items]
Maximum short position in any time bucket (more than 1 year to more than 10 years)	€ 10
GBP [Member]
Liquidity Risk Management [Line Items]
Maximum short position in any time bucket (more than 1 year to more than 10 years)	€ 5